Investments (Tables) - EBP 001	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Nonparticipant-Directed Investment
At December 31, 2025, the following broad range of investment options were utilized by the Plan:

Target Date Retirement Funds

Fund Name	Fund Type
BlackRock LifePath Index Retirement Account C	Balanced
BlackRock LifePath Index 2030 Retirement Account C	Balanced
BlackRock LifePath Index 2035 Retirement Account C	Balanced
BlackRock LifePath Index 2040 Retirement Account C	Balanced
BlackRock LifePath Index 2045 Retirement Account C	Balanced
BlackRock LifePath Index 2050 Retirement Account C	Balanced
BlackRock LifePath Index 2055 Retirement Account C	Balanced
BlackRock LifePath Index 2060 Retirement Account C	Balanced
BlackRock LifePath Index 2065 Retirement Account C	Balanced
BlackRock LifePath Index 2070 Retirement Account C	Balanced
NOTE 4 - Investments (Continued)

Core Funds

Fund Name	Fund Type
BlackRock U.S. Debt Index Account C	Fixed Income
BlackRock Equity Index Account C	Large-Cap Stock
BlackRock Extended Equity Market Fund M	Small & Mid-Cap Growth Stock
BlackRock MSCI ACWI ex-U.S. Index Account C	International Stock
BlackRock Gov’t Short-Term Investment Account C	Money Market
Chevron Stable Value Separate Account (Putnam)	Fixed Income
Principal Diversified Real Asset CIT Tier 3	Real Assets
EARNEST Partners Smid Cap Core Fund Class	Small & Midcap Stock
Separate Account (Dodge & Cox)	Fixed Income
Capital Group EuroPacific Growth Trust	International Stock
Associated Benefits Corporation Stable Value Fund [1]	Fixed Income

[1] Residual values; no longer available for participant investment.

Chevron Stock

Fund Name	Fund Type
Chevron Leveraged ESOP	Company Stock
Chevron Common Stock	Company Stock

At December 31, 2024, the following broad range of investment options were utilized by the Plan:

Target Date Retirement Funds

Fund Name	Fund Type
BlackRock LifePath Index Retirement Account C	Balanced
BlackRock LifePath Index 2030 Retirement Account C	Balanced
BlackRock LifePath Index 2035 Retirement Account C	Balanced
BlackRock LifePath Index 2040 Retirement Account C	Balanced
BlackRock LifePath Index 2045 Retirement Account C	Balanced
BlackRock LifePath Index 2050 Retirement Account C	Balanced
BlackRock LifePath Index 2055 Retirement Account C	Balanced
BlackRock LifePath Index 2060 Retirement Account C	Balanced
BlackRock LifePath Index 2065 Retirement Account C	Balanced
BlackRock LifePath Index 2070 Retirement Account C	Balanced

Core Funds

Fund Name	Fund Type
BlackRock U.S. Debt Index Account C	Fixed Income
BlackRock Equity Index Account C	Large-Cap Stock
BlackRock Extended Equity Market Fund M	Small & Mid-Cap Growth Stock
BlackRock MSCI ACWI ex-U.S. Index Account C	International Stock
BlackRock Gov’t Short-Term Investment Account C	Money Market
Chevron Stable Value Separate Account (Putnam)	Fixed Income
Principal Diversified Real Asset CIT Tier 3	Real Assets
EARNEST Partners Smid Cap Core Fund Class	Small & Midcap Stock
Separate Account (Dodge & Cox)	Fixed Income
Capital Group EuroPacific Growth Trust	International Stock
Associated Benefits Corporation Stable Value Fund [1]	Fixed Income
Vanguard Federal Money Market Fund [1]	Money Market
Fidelity Managed Income Portfolio (MIP CL2) [2]	Fixed Income

[1] Residual values; no longer available for participant investment.
[2] Fund transferred to the Chevron ESIP from PDC Energy on December 31, 2024.
NOTE 4 - Investments (Continued)

Chevron Stock

Fund Name	Fund Type
Chevron Leveraged ESOP	Company Stock
Chevron Common Stock	Company Stock

EBP, Total Contract Value
Total Contract Value for GICs and SBICs held directly by the Plan is as follows (in thousands):

	December 31,
	2025	2024
Guaranteed Investment Contracts (GICs)	$56,314	$59,825
Security-Backed Investment Contracts (SBICs) (synthetic GICs)	159,738	151,141
Total Investment Contracts	$216,052	$210,966